Schedules of concentration of risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%			[1],[2]
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%			[1],[2]
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%			[1],[2]
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1],[2]	35.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1],[2]	25.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1],[2]	15.00%
Revenue Benchmark [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%			[2]
Revenue Benchmark [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[2]	10.00%

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%